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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                   Marie Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                                 (617) 578-2857

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2006

ITEM 1.  Schedule of Investments.

   The Quarterly Schedule of Investments is filed herewith.


                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006


                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------        ---------
COMMON STOCK (95.2%)
AEROSPACE (1.1%)
 Boeing Co.                               200        $  15,586
 General Dynamics Corp.                   292           18,682
                                                     ---------
                                                        34,268
                                                     ---------
AUTOMOTIVE (0.9%)
 Ford Motor Co.                           300            2,388
 Harley-Davidson                          100            5,188
 Oshkosh Truck                            200           12,448
 PACCAR Inc.                              114            8,035
                                                     ---------
                                                        28,059
                                                     ---------
BANKING (8.5%)
 Bank of America Corp.                  1,400           63,756
 Bank of New York Co., Inc.               200            7,208
 Capital One Financial Corp.              200           16,104
 Comerica, Inc.                           200           11,594
 JP Morgan Chase & Co.                  1,200           49,968
 KeyCorp                                  100            3,680
 Marshall & Ilsley Corp.                  100            4,358
 National City Corp.                      400           13,960
 PNC Financial Services Group             100            6,731
 State Street Corp.                       100            6,043
 Suntrust Banks, Inc.                     110            8,004
 U.S. Bancorp                             400           12,200
 Wachovia Corp.                           600           33,630
 Wells Fargo & Co.                        500           31,935
                                                     ---------
                                                       269,171
                                                     ---------
BEVERAGE (2.2%)
 Coca-Cola Co.                            500           20,935
 Coca-Cola Enterprises Inc.               400            8,136
 Constellation Brands Inc.                200           10,942
 PepsiCo, Inc.                            500           28,895
                                                     ---------
                                                        68,908
                                                     ---------
BIOTECHNOLOGY (0.9%)
 Genetech Inc.                            100            8,451
 Gilead Sciences, Inc.                    300           18,666
                                                     ---------
                                                        27,117
                                                     ---------
BROADCASTING & CABLE TV (0.4%)
 CBS Corp. (Class B)                      200            4,796
 Viacom Inc. (Class B)                    200            7,760
                                                     ---------
                                                        12,556
                                                     ---------
BROKERAGE (4.1%)
 Amerprise Financial, Inc.                100            4,506
 Bear Stearns Companies                   148           20,528
 Franklin Resources, Inc.                 100            9,424
 Goldman Sachs Group Inc.                 200           31,392
 Lehman Brothers Holdings Inc.            154           22,258
 Merrill Lynch & Co.                      300           23,628
 Morgan Stanley                           300           18,846
                                                     ---------
                                                       130,582
                                                     ---------
BUILDING MATERIALS (0.1%)
 Masco Corp.                              100            3,249
                                                     ---------
CAPITAL GOODS (0.9%)
 Danaher Corp.                            100            6,355
 Deere & Co.                              200           15,810
 Eaton Corp.                              100            7,297
                                                     ---------
                                                        29,462
                                                     ---------
CHEMICALS (0.8%)
 Dow Chemical                             300           12,180
 E.I. du Pont de Nemours & Co.            100            4,221
 Monsanto Co.                             100            8,475
                                                     ---------
                                                        24,876
                                                     ---------
CONGLOMERATES (4.8%)
 3M Co.                                   100            7,569
 General Electric Co.                   2,900          100,862
 Honeywell International, Inc.            200            8,554
 Parker-Hannifin                           30            2,418
 Tyco International Ltd.                  600           16,128
 United Technologies Corp.                300           17,391
                                                     ---------
                                                       152,922
                                                     ---------
CONSUMER (3.2%)
 ACCO Brands Corp.                         40              888
 Ball Corp.                               100            4,383
 Black & Decker Corp.                     100            8,689
 Colgate-Palmolive Co.                    100            5,710
 Energizer Holdings, Inc.                 100            5,300
 Herman Miller Inc.                       200            6,482
 Molson Coors Brewing Co.                 100            6,862
 NIKE, Inc. (Class B)                      40            3,404
 Procter & Gamble Co.                     800           46,097
 Sealed Air Corp.                         200           11,574
                                                     ---------
                                                        99,389
                                                     ---------
DEFENSE (0.9%)
 Lockheed Martin Corp.                    200           15,026
 Northrop Grumman Corp.                   200           13,658
                                                     ---------
                                                        28,684
                                                     ---------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------        ---------
ELECTRIC UTILITIES (1.3%)
 American Electric Power                  227        $   7,722
 Edison International                     300           12,354
 FirstEnergy Corp.                        300           14,670
 Public Service Enterprise Group          100            6,404
                                                     ---------
                                                        41,150
                                                     ---------
FINANCE (2.1%)
 American Express                         400           21,020
 CIT Group Holdings, Inc.                 200           10,704
 Countrywide Financial                    300           11,010
 E*Trade Financial Corp.                  500           13,490
 Principal Financial Group                200            9,760
                                                     ---------
                                                        65,984
                                                     ---------
FOOD (2.4%)
 Archer-Daniels Midland Co.               400           13,460
 Darden Restaurants, Inc.                 200            8,206
 General Mills, Inc.                      200           10,136
 Hormel Foods Corp.                       100            3,380
 Kellogg Co.                              100            4,404
 McDonald's Corp.                         600           20,616
 Sara Lee Corp.                           200            3,576
 Smithfield Foods                         300            8,802
 Yum! Brands                              100            4,886
                                                     ---------
                                                        77,466
                                                     ---------
HEALTHCARE (2.5%)
 Aetna Inc.                               200            9,828
 Caremark Rx, Inc.                        200            9,836
 Humana, Inc.                             185            9,740
 Medco Health Solutions                   100            5,722
 UnitedHealth Group, Inc.                 488           27,260
 Wellpoint, Inc.                          200           15,486
                                                     ---------
                                                        77,872
                                                     ---------
HOME CONSTRUCTION (0.4%)
 K.B. HOME                                100            6,498
 Pulte Homes, Inc.                        200            7,684
                                                     ---------
                                                        14,182
                                                     ---------
INDEPENDENT ENERGY (1.1%)
 Anadarko Petroleum Corp.                 100           10,101
 Burlington Resources                     200           18,382
 Devon Energy Corp.                       100            6,117
                                                     ---------
                                                        34,600
                                                     ---------
INSURANCE (4.9%)
 ACE Limited                              100            5,201
 AFLAC Inc.                               100            4,513
 Allstate Corp.                           200           10,422
 Ambac Financial Group                    115            9,154
 American International Group             800           52,872
 Aon Corp.                                100            4,151
 Chubb Corp.                              133           12,693
 CIGNA Corp.                              100           13,062
 Hartford Financial Services
 Group, Inc.                              100            8,055
 Jefferson-Pilot Corp.                     40            2,238
 Lincoln National Corp.                   100            5,459
 Marsh & McLennan Cos., Inc.              100            2,936
 MGIC Investment Corp.                    100            6,663
 Prudential Financial, Inc.               215           16,299
                                                     ---------
                                                       153,718
                                                     ---------
INTEGRATED ENERGY (5.7%)
 Chevron Corp.                            600           34,782
 ConocoPhillips                           400           25,260
 Exxon Mobil Corp.                      1,700          103,462
 Marathon Oil                             200           15,234
                                                     ---------
                                                       178,738
                                                     ---------
LODGING (0.4%)
 Marriott International, Inc. (A)         200           13,720
                                                     ---------
MACHINERY (0.4%)
 Ingersoll-Rand Co. (Class A)             300           12,537
                                                     ---------
MEDIA NON-CABLE (0.4%)
 News Corp. Limited                       700           11,627
                                                     ---------
MEDICAL SUPPLIES (1.6%)
 Abbott Laboratories                      300           12,741
 Becton, Dickinson and Company            100            6,158
 Boston Scientific                        200            4,610
 Cardinal Health                           50            3,726
 Hospira, Inc.                             20              789
 Medtronic, Inc.                          300           15,225
 Zimmer Holdings, Inc.                    100            6,760
                                                     ---------
                                                        50,009
                                                     ---------
METALS (1.2%)
 Allegheny Technologies, Inc.             176           10,768
 Newmont Mining Corp.                     100            5,189
 Nucor Corp.                              125           13,099
 Phelp's Dodge Corp.                      122            9,825
                                                     ---------
                                                        38,881
                                                     ---------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------        ---------
MULTIMEDIA (2.6%)
 Brown-Forman Corp.  (Class B)            100        $   7,697
 Comcast Corp.  (Class A)                 600           15,696
 Gannett Co., Inc.                        100            5,992
 Mcgraw-Hill Companies, Inc.              100            5,762
 Time Warner Inc.                       1,700           28,543
 Walt Disney Co.                          700           19,523
                                                     ---------
                                                        83,213
                                                     ---------
OIL COMPANIES (2.7%)
 Baker Hughes Inc.                        100            6,840
 Halliburton Co.                          100            7,302
 Occidental Petroleum Corp.               200           18,530
 Schlumberger Ltd.                        200           25,314
 Sunoco Inc.                              100            7,757
 Transocean, Inc.                         100            8,030
 Valero Energy Corp.                      200           11,956
                                                     ---------
                                                        85,729
                                                     ---------
PAPER (0.5%)
 International Paper                      100            3,457
 Kimberly Clark Corp.                     100            5,780
 Weyerhaeuser Co.                         100            7,243
                                                     ---------
                                                        16,480
                                                     ---------
PHARMACEUTICALS (6.9%)
 AmerisourceBergen Corp.                  200            9,654
 Amgen, Inc. (A)                          400           29,100
 Biogen Idec Inc.                         200            9,420
 Bristol-Myers Squibb                     500           12,305
 Eli Lilly & Co.                          300           16,590
 Johnson & Johnson                        800           47,376
 Merck & Co., Inc.                        600           21,138
 Pfizer Inc.                            2,000           49,840
 Schering-Plough Corp.                    400            7,596
 Wyeth                                    300           14,556
                                                     ---------
                                                       217,575
                                                     ---------
RETAIL (6.5%)
 Abercrombie & Fitch Co.                  100            5,830
 Albertsons, Inc.                         300            7,701
 American Eagle Outfitters                200            5,972
 Autozone, Inc.                           100            9,969
 Best Buy Co. Inc. (A)                    200           11,186
 Costco Wholesale Corp.                   100            5,416
 CVS Corp.                                400           11,948
 Federated Department Stores, Inc.        100            7,300
 Gamestop Corp.                           100            4,332
 Home Depot, Inc.                         500           21,150
 Jones Apparel Group, Inc.                 30            1,061
 Kohl's Corp.                             200           10,602
 Lowe's Cos. (A)                          300           19,332
 Nordstrom, Inc.                          300           11,754
 Office Depot, Inc.                       100            3,724
 Staples Inc.                             201            5,117
 Supervalu, Inc.                          200            6,164
 Target Corp.                             300           15,603
 The Gap, Inc.                            200            3,736
 Walgreen Co.                             100            4,313
 Wal-Mart Stores, Inc.                    700           33,068
                                                     ---------
                                                       205,278
                                                     ---------
SERVICES (0.6%)
 Cendant Corp.                            300            5,205
 eBay Inc.                                170            6,640
 Yahoo! Inc.                              200            6,452
                                                     ---------
                                                        18,297
                                                     ---------
TECHNOLOGY (13.3%)
 Advanced Micro Devices (A)               200            6,632
 Analog Devices, Inc.                     100            3,829
 Apple Computer (A)                       300           18,816
 Autodesk, Inc.                           100            3,852
 Cisco Systems, Inc.                    1,900           41,173
 Corning Inc.                             400           10,764
 Dell Inc.                                700           20,832
 EMC Corp.                                700            9,541
 Fiserv Inc.                              100            4,255
 Hewlett Packard Co.                      800           26,320
 Intel Corp.                            1,800           34,830
 International Business Machine           500           41,235
 Jabil Circuit                            300           12,858
 KLA-Tencor Corp.                         100            4,836
 Lexmark International  (Class A)          40            1,815
 Maxim Intergrated Products               100            3,715
 Micron Technology, Inc.                  600            8,832
 Microsoft Corp.                        2,600           70,746
 Motorola, Inc.                           700           16,037
 Oracle Corp.                           1,400           19,166
 Sun Microsystems, Inc.                 1,000            5,130
 Sybase, Inc.                             300            6,336
 Symantec Corp.                           400            6,732
 Texas Instruments Inc.                   600           19,482
 Waters Corp.                             200            8,630
 Xerox Corp.                              900           13,680
                                                     ---------
                                                       420,074
                                                     ---------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                       NO. OF           FAIR
                                       SHARES           VALUE
                                     ----------      -----------
TELECOMMUNICATIONS (3.9%)
 AT&T, Inc.                               1,100      $    29,746
 BellSouth Corp.                            400           13,860
 CenturyTel, Inc.                           300           11,736
 QUALCOMM, Inc.                             400           20,244
 Sprint Corp.                               800           20,672
 Verizon Communications                     800           27,248
                                                     -----------
                                                         123,506
                                                     -----------
TOBACCO (1.3%)
 Altria Group                               600           42,516
                                                     -----------
TRANSPORTATION SERVICES (1.7%)
 Burlington Northern Santa Fe               200           16,666
 CSX Corp.                                  200           11,960
 United Parcel Service (Class B)            300           23,814
                                                     -----------
                                                          52,440
                                                     -----------
UNITED STATES AGENCY SECURITIES (0.8%)
 Fannie Mae                                 400           20,560
 Freddie Mac                                100            6,100
                                                     -----------
                                                          26,660
                                                     -----------
UTILITIES (1.2%)
 AES Corp.                                  800           13,648
 Exelon Corp.                               100            5,290
 National Fuel Gas Co.                      100            3,272
 The Southern Co.                           200            6,554
 TXU Corp.                                  200            8,952
                                                     -----------
                                                          37,716
                                                     -----------

TOTAL COMMON STOCKS
 (COST $2,670,780)                                     3,009,211
                                                     -----------


                                     PRINCIPAL
                                      AMOUNT
                                     ----------

SHORT-TERM INVESTMENTS (0.3%)
UNITED STATES TREASURY (0.3%)
 United States of America Treasury
  4.58% due June 15, 2006 (B)        $   10,000            9,909
                                                     -----------


                                      NOTIONAL          FAIR
                                        VALUE           VALUE
                                     ----------      -----------
TOTAL SHORT-TERM
INVESTMENTS (COST $9,907)                            $     9,909
                                                     -----------


FUTURES CONTRACTS (0.0%)
 S&P 500 Index,
  Exp. June, 2006 (C)                   130,330               --
                                                     -----------


TOTAL INVESTMENTS (95.5%)
 (COST $2,680,687) (D)                                 3,019,120
                                                     -----------

OTHER ASSETS AND LIABILITIES (4.5%)                      140,898
                                                     -----------


TOTAL NET ASSETS (100.0%)                            $ 3,160,018
                                                     ===========


NOTES

(A)   Non-income Producing Security.

(B) Par value of $10,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 2 to the financial statements, it is Tactical Growth and Income Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Growth and Income Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At March 31, 2006, net unrealized appreciation for all securities was $338,433. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $408,201 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $69,768.

                      See Notes to Statement of Investments

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006


1.  BUSINESS

    Tactical Growth and Income Stock Account for Variable Annuities ("Account TGIS") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TGIS, established on October 30, 1986, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

    TIMCO Asset Management Inc. provides equity management and advisory services for Account TGIS.

    This report is prepared for the general information of contract owners and is not an offer of units of Account TGIS or shares of Account TGIS's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account TGIS's product(s) offered by The Company.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

    Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset or liability is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS at March 31, 2006.

    When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS at March 31, 2006.

    The operations of Account TGIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENTS

    The aggregate proceeds from sales of investments (other than short-term securities), were $78,012,979; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $183,851 and $473,735, respectively, for the three months ended March 31, 2006. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    At March 31, 2006, Account TGIS held 2 open S&P 500 Stock Index futures contracts expiring in June, 2006. The underlying face value, or notional value, of these contracts at March 31, 2006 amounted to $130,330. In connection with these contracts, short-term investments with a par value of $10,000 had been pledged as margin deposits.

    Net  realized   gains  (losses)   resulting  from  futures   contracts  were
    ($1,245,849) for the three months ended March 31, 2006.

4.  SUBSEQUENT EVENT

    On January 25, 2006, the Board of Managers of Account TGIS approved a proposal to transfer the assets of Account TGIS to the MetLife Stock Index Portfolio (the "Portfolio"), a series of the Metropolitan Series Fund, Inc., in exchange for Class A shares of the Portfolio. Account TGIS was restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust. On April 28, 2006, the assets of Account TGIS were transferred to the Portfolio pursuant to an Agreement and Plan of Reorganization approved on April 27, 2006.

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006

                                                                                    PRINCIPAL           FAIR
                                                                                      AMOUNT            VALUE
                                                                                   -----------       -----------
SHORT-TERM INVESTMENTS (99.6%)

COMMERCIAL PAPER (99.6%)
 Deutsche Bank Financial LLC, 4.82% Due April 3, 2006.......................       $   300,000       $   300,000
 Fannie Mae, 4.64% Due April 12, 2006.......................................         1,000,000           998,838
 Freddie Mac, 4.75% Due April 6, 2006.......................................           609,000           608,764
 Freddie Mac, 4.71% Due April 25, 2006......................................           531,000           529,491
 Goldman Sachs, 4.84% Due April 4, 2006.....................................           304,000           303,960
 KFWPP, 4.79% Due April 5, 2006.............................................           304,000           303,919
                                                                                                     -----------

TOTAL INVESTMENTS (99.6%)
 (COST $3,044,183)..........................................................                           3,044,972
                                                                                                     -----------

 OTHER ASSETS AND LIABILITIES (0.4%)........................................                              11,713
                                                                                                     -----------

 TOTAL NET ASSETS (100.0%)..................................................                         $ 3,056,685
                                                                                                     ===========

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006


1.  BUSINESS

    Tactical Short-Term Bond Account for Variable Annuities ("Account TSB") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TSB, established on October 30, 1986, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

    TIMCO Asset Management Inc. provides equity management and advisory services for Account TSB.

    This report is prepared for the general information of contract owners and is not an offer of units of Account TSB or shares of Account TSB's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account TSB's product(s) offered by The Company.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

    Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks

    Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB at March 31, 2006.

    The operations of Account TSB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

    The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


3.  INVESTMENTS

    Realized gains and losses from investment security transactions are reported on an identified cost basis.

4.  SUBSEQUENT EVENT

    On January 25, 2006, the Board of Managers of Account TSB approved a proposal to transfer the assets of Account TSB to the BlackRock Money Market Portfolio (the "Portfolio"), a series of the Metropolitan Series Fund, Inc., in exchange for Class A shares of the Portfolio. Account TSB was restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust. On April 28, 2006, the assets of Account TSB were transferred to the Portfolio pursuant to an Agreement and Plan of Reorganization approved on April 27, 2006.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006


                                       NO. OF        FAIR
                                       SHARES        VALUE
                                       ------      ---------
COMMON STOCK (96.4%)
AEROSPACE (1.3%)
 Precision Castparts Corp. (A)            800      $  47,520
                                                   ---------
AIRLINES (0.4%)
 Alaska Air Group, Inc. (A)               400         14,180
                                                   ---------
AUTOMOTIVE (1.8%)
 Borg Warner, Inc.                        400         24,016
 Lear Corp. (A)                           300          5,319
 Oshkosh Truck                            400         24,896
 PACCAR Inc.                              200         14,096
                                                   ---------
                                                      68,327
                                                   ---------
BANKING (3.5%)
 BOK Financial Corp.                      200          9,510
 Comerica, Inc. (A)                       200         11,594
 Cullen/Frost Bankers, Inc,               200         10,750
 IndyMac Bancorp Inc.                     400         16,372
 Mercantile Bankshares Corp. (A)          450         17,303
 SVB Financial Group                      300         15,915
 The Colonial Bancgroup, Inc.             500         12,500
 Wachovia Corp.                           382         21,411
 Zions Bancorp.                           200         16,546
                                                   ---------
                                                     131,901
                                                   ---------
BIOTECHNOLOGY (0.4%)
 Millennium Pharmaceuticals, Inc. (A)     900          9,099
 Techne Corp. (A)                         100          6,014
                                                   ---------
                                                      15,113
                                                   ---------
BROKERAGE (2.1%)
 Affiliated Managers Group (A)            200         21,322
 Bear Stearns Companies                   200         27,740
 BlackRock, Inc. (Class A)                100         14,000
 SEI Investments Co.                      400         16,212
                                                   ---------
                                                      79,274
                                                   ---------
CAPITAL GOODS (3.4%)
 Cummins Inc.                             100         10,510
 Eaton Corp. (A)                          200         14,594
 Flowserve Corp. (A)                      300         17,502
 Harsco Corp.                             300         24,786
 Martin Marietta Materials (A)            100         10,703
 Sandisk Corp.                            400         23,008
 Smith International, Inc. (A)            300         11,688
 Timken Co.                               400         12,908
                                                   ---------
                                                     125,699
                                                   ---------
CHEMICALS (3.0%)
 Albemarle Corp.                          300         13,605
 Church & Dwight                          300         11,076
 Cytec Industries Inc.                    140         8,401
 FMC Corp. (A)                            300         18,594
 KOS Pharmaceuticals, Inc. (A)            200         9,554
 Lubrizol Corp. (A)                       400         17,140
 Lyondell Chemicals Co.                   300         5,970
 PDL BioPharma, Inc.                      300         9,840
 Vertex Pharmaceuticals, Inc. (A)         500         18,295
                                                   ---------
                                                     112,475
                                                   ---------
CONGLOMERATES (0.7%)
 Crane Co. (A)                            200          8,202
 Thermo Electron Corp. (A)                500         18,545
                                                   ---------
                                                      26,747
                                                   ---------
CONSUMER (4.6%)
 American Greetings                       400          8,648
 Banta Corp.                              300         15,594
 Columbia Sportswear Co.                  300         15,999
 Dean Foods Co. (A)                       500         19,415
 Energizer Holdings, Inc. (A)             200         10,600
 Glatfelter                               900         16,497
 Harman International Industries Inc.     100         11,113
 HNI Corp.                                200         11,800
 Mohawk Industries Inc. (A)               300         24,216
 Polo Ralph Lauren Corp. (Class A)        200         12,122
 Scotts Miracle-Gro Co. (A)               300         13,728
 Sonoco Products (A)                      200         6,774
 Tupperware Corp.                         300         6,177
                                                   ---------
                                                     172,683
                                                   ---------
EDUCATIONAL SERVICES (1.5%)
 Career Education Corp. (A)               800         30,184
 Education Management Corp.               200          8,320
 Scholastic Corp. (A)                     600         16,056
                                                   ---------
                                                      54,560
                                                   ---------
ELECTRIC UTILITIES (3.4%)
 Black Hills Corp.                        300         10,200
 Energy East Corp. (A)                    900         21,870
 IDACORP, Inc.                            300          9,756
 NSTAR                                    800         22,888
 Pepco Holdings                          1300         29,627
 Pinnacle West Capital Corp.              200          7,820
 Westar Energy, Inc.                      500         10,405
 Wisconsin Energy Corp.                   400         15,996
                                                   ---------
                                                     128,562
                                                   ---------
ENERGY (1.6%)
 Arch Coal, Inc.                          100          7,594
 Peabody Energy Corp. (A)                1000         50,410
                                                   ---------
                                                      58,004
                                                   ---------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                       NO. OF        FAIR
                                       SHARES        VALUE
                                       ------      ---------
ENTERTAINMENT (0.8%)
 Brunswick Corp. (A)                      300      $  11,658
 International Speedway Corp. (A)         400         20,360
                                                   ---------
                                                      32,018
                                                   ---------
FINANCE (1.4%)
 American Capital Strategies, Ltd.        400         14,064
 E*Trade Financial Corp. (A)             1000         26,980
 First Marblehead Corp.                   300         12,975
                                                   ---------
                                                      54,019
                                                   ---------
FOOD (1.5%)
 Bob Evans Farms                          600         17,826
 Darden Restaurants, Inc.                 500         20,515
 Pilgrim Pride Corp.                      400          8,668
 Smithfield Foods                         300          8,802
                                                   ---------
                                                      55,811
                                                   ---------
HEALTHCARE (4.0%)
 Community Health Systems (A)             600         21,690
 Coventry Health Care Inc. (A)            200         10,796
 Dade Behring Holdings, Inc.              300         10,713
 Endo Pharmaceuticals Holdings (A)        500         16,405
 Health Net, Inc.                         200         10,164
 Intuitive Surgical Inc.                  300         35,400
 Invitrogen, Inc. (A)                     200         14,026
 Lincare Holdings, Inc. (A)               500         19,480
 Manor Care, Inc.                         200          8,870
 Triad Hospitals, Inc. (A)                100          4,190
                                                   ---------
                                                     151,734
                                                   ---------
HOME CONSTRUCTION (1.0%)
 Beazer Homes USA                         100          6,570
 Ryland Group, Inc.                       200         13,880
 Toll Brothers, Inc. (A)                  500         17,315
                                                   ---------
                                                      37,765
                                                   ---------
INDEPENDENT ENERGY (0.8%)
 Forest Oil Corp.                         200          7,436
 Noble Energy (A)                         500         21,960
                                                   ---------
                                                      29,396
                                                   ---------
INDUSTRIAL SERVICES (1.4%)
 Dun & Bradstreet Corp. (A)               200         15,336
 Granite Construction Inc.                300         14,604
 Teleflex, Inc. (A)                       300         21,489
                                                   ---------
                                                      51,429
                                                   ---------
INSURANCE (7.7%)
 American Financial Group Inc.            500         20,805
 AmerUs Group (A)                         200         12,048
 Aon Corp.                                200          8,302
 Everest Re Group                         200         18,674
 Fidelity National Financial, Inc.        400         14,212
 Fidelity National Title                  100          2,277
 First American Corp.                     500         19,580
 HCC Insurance Holdings, Inc.             900         31,320
 Leucadia National Corp.                  300         17,898
 MGIC Investment Corp.                    300         19,989
 Ohio Casualty Corp. (A)                  500         15,850
 Old Republic International Corp.         700         15,274
 PMI Group                                500         22,960
 Radian Group, Inc.                       600         36,150
 WR Berkley Corp.                         600         34,836
                                                   ---------
                                                     290,175
                                                   ---------
INTEGRATED ENERGY (0.9%)
 Equitable Resources, Inc.                400         14,604
 Pinoeer Natural Resources                400         17,700
                                                   ---------
                                                      32,304
                                                   ---------
MEDICAL SUPPLIES (1.3%)
 Bausch & Lomb Inc.                       300         19,110
 STERIS Corp. (A)                         500         12,340
 Varian Medical Systems (A)               300         16,848
                                                   ---------
                                                      48,298
                                                   ---------
METALS (1.5%)
 Commscope, Inc.                          700         19,985
 Nucor Corp.                              200         20,958
 Southern Copper Corp.                    100          8,448
 Worthington Industries                   400          8,024
                                                   ---------
                                                      57,415
                                                   ---------
MULTIMEDIA (0.3%)
 Univision Communications, Inc. (A)       300         10,341
                                                   ---------
NATURAL GAS DISTRIBUTION (0.4%)
 ONEOK, Inc.                              500         16,125
                                                   ---------
OIL COMPANIES (5.5%)
 Cooper Cameron Corp. (A)                 200          8,816
 Ensco International, Inc.                600         30,870
 Grant Prideco, Inc.                      800         34,272
 Helmerich & Payne Inc. (A)               300         20,946
 Mariner Energy, Inc. (A)                 161          3,302
 Newfield Exploration Co.                 800         33,520
 Patterson-UTI Energy, Inc. (A)           700         22,372
 Pride International, Inc.                300          9,354
 Southwestern Energy Co.                  700         22,533
 Tidewater, Inc.                          400         22,092
                                                   ---------
                                                     208,077
                                                   ---------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                       NO. OF        FAIR
                                       SHARES        VALUE
                                       ------      ---------
PHARMACEUTICALS (2.1%)
 AmerisourceBergen Corp.                  300      $  14,481
 Barr Pharmaceuticals, Inc. (A)           600         37,788
 Cephalon, Inc. (A)                       200         12,050
 King Pharmaceuticals, Inc. (A)           900         15,525
                                                   ---------
                                                      79,844
                                                   ---------
REAL ESTATE (4.0%)
 AMB Properties Corp. (A)                 300         16,281
 CBL & Associates Properties              200          8,490
 Developers Diversified Realty (A)        300         16,425
 General Growth Properties                500         24,435
 Highwoods Properties, Inc.               400         13,492
 Hospitality Properties Trust             400         17,468
 HRPT Properties Trust                  1,200         14,088
 Mack-Cali Realty Corp.                   200          9,600
 New Plan Excel Reality Trust, Inc.       400         10,376
 Rayonier, Inc.                           200          9,118
 Wilmington Trust Co.                     200          8,670
                                                   ---------
                                                     148,443
                                                   ---------
RETAIL (8.0%)
 Abercrombie & Fitch Co.                  300         17,490
 Advance Auto Parts                       300         12,492
 American Eagle Outfitters              1,100         32,846
 AutoNation Inc (A)                       600         12,930
 Barnes & Noble                           700         32,375
 BJ's Wholesale Club, Inc. (A)            600         18,906
 CDW Corp. (A)                            200         11,770
 Chico's FAS (A)                          600         24,384
 Claire's Stores, Inc.                  1,000         36,310
 Dollar Tree Stores, Inc. (A)             600         16,602
 Foot Locker, Inc.                        500         11,940
 Michaels Stores, Inc.                    800         30,064
 Pacific Sunwear of California, Inc.      900         19,944
 Rent-A-Center                            700         17,913
 Supervalu, Inc.                          200          6,164
                                                   ---------
                                                     302,130
                                                   ---------
SERVICES (6.2%)
 Catalina Marketing Corp. (A)             400          9,240
 Fair Issac Corp. (A)                     600         23,772
 GTECH Holdings Corp. (A)                 600         20,430
 Ingram Micro, Inc.                       700         14,000
 Korn/Ferry International (A)             900         18,351
 Manpower, Inc.                           100          5,718
 MPS Group, Inc. (A)                    1,500         22,950
 Omnicare, Inc.                           600         32,994
 Republic Services Inc. (A)               400         17,004
 The Brinks Co.                           300         15,228
 United Rentals, Inc. (A)                 500         17,250
 VCA Antech, Inc. (A)                     600         17,088
 West Corp. (A)                           400         17,864
                                                   ---------
                                                     231,889
                                                   ---------
TECHNOLOGY (13.7%)
 Alliance Data Systems Corp. (A)          800         37,416
 Ametek, Inc.                             400         17,984
 Amphenol Corp.                           500         26,090
 Arrow-Electronics, Inc. (A)              600         19,362
 Avnet Inc. (A)                           400         10,152
 Beckman Coulter, Inc.                    200         10,914
 Cadence Design Systems (A)             1,100         20,339
 CheckFree Corp. (A)                      300         15,150
 Cognizant Technology (Class A) (A)       200         11,898
 Computer Sciences Corp. (A)              200         11,110
 DST Systems, Inc. (A)                    200         11,588
 Fisher Scientific International Inc.     200         13,610
 Intersil Corp (Class A) (A)            1,100         31,812
 Jabil Circuit (A)                        500         21,430
 Lam Research Corp.                       900         38,700
 Mcafee, Inc.                             500         12,165
 MEMC Electronic Materials, Inc.          500         18,460
 Microchip Technology, Inc.               400         14,520
 Micron Technology, Inc. (A)            1,400         20,608
 Nvidia Corp.                             300         17,178
 Powerwave Technologies, Inc. (A)       1,800         24,282
 Quanta Services, Inc. (A)              1,000         16,020
 RF Micro Devices, Inc. (A)             1,500         12,975
 Thomas & Betts Corp. (A)                 400         20,552
 Transaction Systems Architects,
   Inc. (A)                               400         12,484
 Triquint Semiconductor,Inc. (A)        2,200         10,824
 Western Digital Corp. (A)              1,900         36,917
                                                   ---------
                                                     514,540
                                                   ---------
TELECOMMUNICATIONS (1.7%)
 Harris Corp. (A)                         800         37,832
 L-3 Communications Holdings Inc. (A)     100          8,579
 NII Holdings, Inc. (A)                   300         17,691
                                                   ---------
                                                      64,102
                                                   ---------
TRANSPORTATION SERVICES (2.4%)
 Arvinmeritor, Inc.                        20            298
 C.H. Robinson Worldwide, Inc.            200          9,818
 CNF Inc.                                 500         24,970
 Expeditors International                 100          8,639
 GATX Corp. (A)                           300         12,387
 Overseas Shipholding Group, Inc.         100          4,793
 Ryder Systems Inc. (A)                   500         22,390
 YRC Worldwide, Inc. (A)                  200          7,612
                                                   ---------
                                                      90,907
                                                   ---------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                     NO. OF           FAIR
                                     SHARES           VALUE
                                    ---------      -----------
UTILITIES (2.1%)
 MDU Resources Group (A)                  900      $    30,105
 National Fuel Gas Co. (A)                400           13,088
 Questar Corp. (A)                        500           35,025
                                                   -----------
                                                        78,218
                                                   -----------


TOTAL COMMON STOCKS
 (COST $3,182,000)                                   3,620,025
                                                   -----------


                                    PRINCIPAL
                                     AMOUNT
                                    ---------
SHORT-TERM INVESTMENTS (0.3%)
 UNITED STATES TREASURY (0.3%)
 United States of America Treasury,
  4.61% due June 16, 2006 (B)       $  10,000            9,910
                                    ---------      -----------


TOTAL SHORT-TERM
 INVESTMENTS (COST $9,907)                               9,910
                                                   -----------


                                    NOTIONAL
                                      VALUE
                                    ---------
FUTURES CONTRACTS (0.0%)
 S&P Midcap 400 Future
  Exp. June, 2006 (C)                  79,840               --
                                    ---------      -----------


TOTAL INVESTMENTS (96.7%)
 (COST $3,191,907) (D)                               3,629,935
                                                   -----------

 OTHER ASSETS AND LIABILITIES (3.3%)                   123,168
                                                   -----------


 TOTAL NET ASSETS (100.0%)                         $ 3,753,103
                                                   ===========


NOTES

(A)   Non-income Producing Security.

(B) Par value of $10,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 2 to the financial statements, it is Tactical Aggressive Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Aggressive Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At March 31, 2006, net unrealized appreciation for all securities was $438,028. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $508,945 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $70,917.

                      See Notes to Statement of Investments

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006

1.  BUSINESS

    Tactical Aggressive Stock Account for Variable Annuities ("Account TAS") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TAS, established on January 2, 1987, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

    TIMCO Asset Management Inc. provides equity management and advisory services for Account TAS.

    This report is prepared for the general information of contract owners and is not an offer of units of Account TAS or shares of Account TAS's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account TAS's product(s) offered by The Company.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

    Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset or liability is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS at March 31, 2006.

    When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS at March 31, 2006.

    The operations of Account TAS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $2,181,734 and $119,691,756 respectively; costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $412,814 and $827,625 respectively for the three months ended March 31, 2006. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    At March 31, 2006, Account TAS held 1 open S&P 400 MidCap Index futures contract expiring in June, 2006. The underlying face value, or notional value, of this contract at March 31, 2006 amounted to $79,840. In connection with these contracts, short-term investments with a par value of $10,000 had been pledged as margin deposits.

    Net realized gains (losses) resulting from futures contracts were ($409,396) for the three months ended March 31, 2006.

4.  SUBSEQUENT EVENT

    On January 25, 2006, the Board of Managers of Account TAS approved a proposal to transfer the assets of Account TAS to the MetLife Mid Cap Stock Index Portfolio (the "Portfolio"), a series of the Metropolitan Series Fund, Inc., in exchange for Class A shares of the Portfolio. Account TAS was restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust. On April 28, 2006, the assets of Account TAS were transferred to the Portfolio pursuant to an Agreement and Plan of Reorganization approved on April 27, 2006.

ITEM 2. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

        (b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.


ITEM 3. Exhibits.

        (a) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short-Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account For Variable Annuities

By:  /s/ Elizabeth M. Forget
     Elizabeth M. Forget
     Chairman of the Board
     Chief Executive Officer
     Tactical Growth and Income Stock Account For Variable Annuities Tactical Short-Term Bond Account For Variable Annuities
     Tactical Aggressive Stock Account For Variable Annuities


Date 5/25/06
     -------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Elizabeth M. Forget
     Elizabeth M. Forget
     Chairman of the Board
     Chief Executive Officer
     Tactical Growth and Income Stock Account For Variable Annuities Tactical Short-Term Bond Account For Variable Annuities
     Tactical Aggressive Stock Account For Variable Annuities


Date 5/25/06
     -------

By:  /s/ Alan C. Leland Jr.
     Alan C. Leland Jr.
     Principal Accounting Officer
     Tactical Growth and Income Stock Account For Variable Annuities Tactical Short-Term Bond Account For Variable Annuities
     Tactical Aggressive Stock Account For Variable Annuities


Date 5/25/06
     -------